Other Income and Finance Expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Income and Finance Expense [Abstract]
Schedule of Finance Expense	FINANCE EXPENSE
	June 30, 2025		June 30, 2024
	USD	AED	AED
Imputed interest from due to related party	112,975	414,842	331,950
Interest expense from lease	3,984	14,631	25,493
	116,959	429,473	357,443
Finance expense
FINANCE EXPENSE	December 31, 2024		December 31, 2023	December 31, 2022
	USD	AED	AED	AED
Imputed interest from due to related party	315,913	1,160,034	-	-
Interest expense from lease	12,658	46,480	62,969	81,706
	328,571	1,206,514	62,969	81,706